Schedule of Investments (unaudited) January 31, 2021	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.6%
City of Birmingham Alabama, GO, CAB, Series A-1, 5.00%, 03/01/45	$915	$1,080,698
Homewood Educational Building Authority, Refunding RB
Series A, 5.00%, 12/01/34	240	294,391
Series A, 5.00%, 12/01/47	655	780,452

		2,155,541

Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Series A, 5.50%, 10/01/41	850	879,206

Arizona — 2.2%
Arizona Industrial Development Authority, RB(a)
5.00%, 07/01/54	545	581,815
Series A, 5.00%, 07/01/39	480	495,850
Series A, 5.00%, 07/01/49	545	557,437
Series A, 5.00%, 07/01/54	420	428,354
City of Phoenix Civic Improvement Corp., Refunding RB, AMT, Senior Lien, 5.00%, 07/01/32	1,000	1,106,430
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	305	343,207
Industrial Development Authority of the County of Pima, RB(a)
5.00%, 07/01/39	500	520,410
5.00%, 06/15/47	830	839,968
Industrial Development Authority of the County of Pima, Refunding RB(a)
5.00%, 06/15/49	485	502,038
5.00%, 06/15/52	470	485,717
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/39(a)	200	222,572
5.00%, 07/01/54(a)	470	505,983
Series A, 5.00%, 09/01/36	575	718,664

		7,308,445

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)	1,375	1,515,154

California — 8.2%
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/37	945	1,049,451
Sub-Series A-2, 5.00%, 11/01/47	1,140	1,812,919
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	1,290	1,358,551
California Statewide Communities Development Authority, Refunding RB, Series A, 4.00%, 12/01/53	865	915,853
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 3.50%, 06/01/36	1,170	1,197,226
Series A-1, 5.00%, 06/01/47	785	816,526
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, 6.25%, 08/01/43(b)	5,000	5,521,150
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/36	365	443,322
Series A, AMT, 5.00%, 03/01/37	400	485,452

Security	Par (000)	Value

California (continued)
Norman Y Mineta San Jose International Airport SJC, Refunding RB (continued) Series A-1, AMT, 5.75%, 03/01/34	$700	$702,912
San Diego Community College District, GO, CAB(c)
0.00%, 08/01/31	1,855	1,161,712
0.00%, 08/01/32	2,320	1,365,297
San Diego Unified School District, GO, CAB(c)
Series C, 0.00%, 07/01/38	1,400	992,124
Series G, 0.00%, 01/01/24(d)	2,730	1,408,608
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(c)	1,110	976,267
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 05/01/49	705	867,982
San Marcos Unified School District, GO, Series A, 5.00%, 08/01/21(d)	1,090	1,116,618
State of California, GO, 5.00%, 04/01/42	1,500	1,581,810
Yosemite Community College District, GO(c)
Series D, 0.00%, 08/01/36	2,000	1,484,760
Series D, 0.00%, 08/01/37	2,790	2,013,878

		27,272,418

Colorado — 1.9%
City & County of Denver Colorado, COP, Series A, 4.00%, 06/01/48	1,165	1,298,486
Colorado Health Facilities Authority, RB, Series A, 4.00%, 11/15/46	945	1,065,469
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	940	1,078,048
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	2,500	2,761,725

		6,203,728

Connecticut — 0.3%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-1, 3.80%, 11/15/39	225	250,292
State of Connecticut, GO, Series C, 5.00%, 06/15/32	545	695,159

		945,451

District of Columbia — 0.3%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	875	994,560

Florida — 10.4%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	1,420	1,601,689
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/01/55(a)	480	485,702
City of Tampa Florida, RB, CAB(c)
Series A, 0.00%, 09/01/49	525	186,149
Series A, 0.00%, 09/01/53	560	165,054
County of Lee Florida Airport Revenue, Refunding RB
Series A, AMT, 5.63%, 10/01/26	825	847,555
Series A, AMT, 5.38%, 10/01/32	1,100	1,128,325
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/38	425	499,413
County of Miami-Dade Florida Aviation Revenue, Refunding RB
AMT, 5.00%, 10/01/34	160	183,824
Series A, AMT, 5.00%, 10/01/22(d)	1,730	1,865,840
County of Miami-Dade Seaport Department, ARB Series A, 6.00%, 10/01/38	1,780	2,035,430

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Seaport Department, ARB (continued)
Series B, AMT, 6.00%, 10/01/30	$570	$649,880
Series B, AMT, 6.25%, 10/01/38	360	411,656
Series B, AMT, 6.00%, 10/01/42	580	662,256
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/41	505	261,843
Series A-2, 0.00%, 10/01/42	675	336,967
Series A-2, 0.00%, 10/01/43	615	294,936
Series A-2, 0.00%, 10/01/44	625	288,638
Series A-2, 0.00%, 10/01/45	525	233,504
Florida Development Finance Corp., RB(a)
AMT, 5.00%, 05/01/29	480	512,669
Series A, AMT, 5.00%, 08/01/29(e)	185	192,539
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(a)	270	290,226
Florida Ports Financing Commission, Refunding RB, Series B, AMT, 5.38%, 10/01/29	2,400	2,479,944
Greater Orlando Aviation Authority, ARB
Sub-Series A, AMT, 5.00%, 10/01/37	660	803,939
Sub-Series A, AMT, 5.00%, 10/01/47	2,170	2,569,692
Sub-Series A, AMT, 5.00%, 10/01/52	1,330	1,565,530
Lakewood Ranch Stewardship District, SAB, S/F Housing
4.00%, 05/01/40	235	249,373
4.00%, 05/01/50	395	412,344
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	2,635	3,006,482
Orange County Health Facilities Authority, Refunding RB
5.00%, 08/01/41	495	553,331
5.00%, 08/01/47	1,435	1,581,169
Orange County Housing Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.75%, 09/01/47	225	243,160
Palm Beach County Health Facilities Authority, RB, Series B, 4.00%, 11/15/41	140	156,366
Palm Beach County Solid Waste Authority, Refunding RB
Series B, 5.00%, 10/01/21(d)	30	30,978
Series B, 5.00%, 10/01/31	1,870	1,930,139
Putnam County Development Authority, Refunding RB, Series A, 5.00%, 03/15/42	1,560	1,911,624
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(d)	1,040	1,163,989
State of Florida, GO, Series B, 4.00%, 07/01/39	1,840	2,229,270
Storey Creek Community Development District, SAB, 4.13%, 12/15/49	500	521,405

		34,542,830

Georgia — 1.4%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	440	523,142
LaGrange-Troup County Hospital Authority, Refunding RB, 4.00%, 04/01/47	1,110	1,241,990
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/43	615	752,489
Municipal Electric Authority of Georgia, RB 4.00%, 01/01/49	470	537,351

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia, RB (continued) 5.00%, 01/01/56	$645	$778,567
Private Colleges & Universities Authority, RB
5.00%, 04/01/33	120	136,058
5.00%, 04/01/44	550	611,144

		4,580,741

Hawaii — 0.4%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/45	1,150	1,329,193

Illinois — 10.4%
Chicago Board of Education, GO(f)
Series A, 5.00%, 12/01/34	265	333,828
Series A, 5.00%, 12/01/35	245	307,771
Series A, 5.00%, 12/01/36	230	288,337
Series A, 5.00%, 12/01/37	245	306,899
Series A, 5.00%, 12/01/38	200	250,328
Series A, 5.00%, 12/01/39	560	700,185
Series A, 5.00%, 12/01/40	730	912,164
Series A, 5.00%, 12/01/41	470	585,498
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/28	205	259,815
Series A, 5.00%, 12/01/29	250	321,590
Series A, 5.00%, 12/01/30	840	1,070,521
Chicago Board of Education, Refunding GO, CAB, Series A, 0.00%, 12/01/25(c)	225	208,269
Chicago Midway International Airport, Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/34	505	562,454
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	2,585	3,180,429
Chicago O’Hare International Airport, Refunding ARB, Series C, AMT, Senior Lien, 5.38%, 01/01/39	3,235	3,517,254
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(d)	515	536,908
Illinois Finance Authority, RB, Series A, 5.75%, 08/15/34	400	411,892
Illinois Finance Authority, Refunding RB
Series C, 4.13%, 08/15/37	665	731,261
Series C, 5.00%, 08/15/44	305	344,900
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	1,200	1,365,996
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/37	2,465	2,962,758
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	670	781,481
Metropolitan Pier & Exposition Authority, RB, CAB, Series A, (NPFGC), 0.00%, 12/15/36(c)	10,000	6,436,600
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	515	569,410
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (AGM), 0.00%, 06/15/44(c)	2,980	1,479,749
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(d)	575	586,270
Regional Transportation Authority, RB, Series B, (NPFGC), 5.75%, 06/01/33	2,000	2,786,520
State of Illinois, GO
5.25%, 02/01/32	870	972,077
5.50%, 07/01/33	710	777,784

2

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO (continued)
5.25%, 02/01/34	$600	$669,414
5.50%, 07/01/38	390	425,981

		34,644,343

Indiana — 0.7%
Indiana Finance Authority, RB
Series A, 1st Lien, 5.25%, 10/01/38	1,000	1,032,410
Series A, AMT, 5.00%, 07/01/40	770	830,222
Series A, AMT, 5.00%, 07/01/44	445	477,934

		2,340,566

Kansas — 0.4%
Kansas City Industrial Development Authority, ARB, AMT, (AGM), 4.00%, 03/01/57	1,140	1,304,114

Louisiana — 1.7%
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/46	2,400	2,882,208
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	2,620	2,942,627

		5,824,835

Maine — 0.1%
Maine State Housing Authority, RB, S/F Housing, Series B, 3.35%, 11/15/44	175	190,001

Maryland — 0.5%
City of Baltimore Maryland, Refunding TA, Series A, Senior Lien, 3.63%, 06/01/46(a)	655	658,131
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	690	735,954
Maryland Economic Development Corp., RB, 5.00%, 07/01/56	145	172,934

		1,567,019

Massachusetts — 1.7%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	1,855	2,068,251
Massachusetts Development Finance Agency, Refunding RB, 4.00%, 07/01/41	815	933,150
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A, 3.85%, 06/01/46	55	60,213
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	675	720,839
Massachusetts School Building Authority, RB
Series A, 5.00%, 05/15/23(d)	1,110	1,233,721
Sub-Series B, 4.00%, 02/15/43	670	733,851

		5,750,025

Michigan — 4.9%
City of Detroit Michigan Water Supply System Revenue, RB, Series A, Senior Lien, 5.25%, 07/01/21(d)	1,600	1,634,064
Eastern Michigan University, RB, Series A, (AGM), 4.00%, 03/01/44	545	629,181
Michigan Finance Authority, Refunding RB
5.00%, 12/01/21(d)	15	15,609
4.00%, 11/15/46	1,050	1,164,439
Series A, 4.00%, 12/01/40	2,630	3,070,104
Michigan State Building Authority, Refunding RB(d)
Series I-A, 5.38%, 10/15/21	600	622,194
Series II-A, (AGM), 5.25%, 10/15/21	1,900	1,968,609

Security	Par (000)	Value

Michigan (continued)
Michigan State Building Authority, Refunding RB(d) (continued)
Series II-A, 5.38%, 10/15/21	$1,000	$1,036,990
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.15%, 10/01/53	1,680	1,836,559
Michigan State Housing Development Authority, RB, S/F Housing
Series B, 2.95%, 12/01/39	450	474,525
Series C, 4.13%, 12/01/38	335	351,613
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	570	700,513
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,465	1,780,619
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	720	809,057
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(d)	340	382,398

		16,476,474

Nebraska — 0.9%
Central Plains Energy Project, RB, 5.25%, 09/01/37	2,650	2,851,665

New Jersey — 10.7%
New Jersey Economic Development Authority, RB
Series WW, 5.25%, 06/15/25(d)	15	18,247
Series WW, 5.25%, 06/15/33	135	158,956
Series WW, 5.00%, 06/15/34	180	209,203
Series WW, 5.00%, 06/15/36	800	924,240
Series WW, 5.25%, 06/15/40	305	351,885
AMT, 5.13%, 01/01/34	610	678,954
AMT, 5.38%, 01/01/43	790	863,352
New Jersey Economic Development Authority, Refunding RB, Sub-Series A, 4.00%, 07/01/32	295	325,087
New Jersey Educational Facilities Authority, Refunding RB, Series A, 5.00%, 07/01/42	800	940,256
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	800	834,744
New Jersey Higher Education Student Assistance Authority, Refunding RB
1st Series, AMT, 5.50%, 12/01/25	195	200,546
1st Series, AMT, 5.50%, 12/01/26	135	138,835
1st Series, AMT, 5.75%, 12/01/28	75	77,279
Series B, AMT, 3.25%, 12/01/39	2,150	2,239,848
Sub-Series C, AMT, 3.63%, 12/01/49	645	659,667
New Jersey Housing & Mortgage Finance Agency, Refunding RB, 2nd Series, AMT, 4.35%, 11/01/33	840	883,403
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.50%, 06/15/21(d)	3,365	3,431,661
Series A, (NPFGC), 5.75%, 06/15/25	1,400	1,691,466
Series A, 0.00%, 12/15/29(c)	225	187,772
Series AA, 5.25%, 06/15/33	1,315	1,451,431
Series AA, 5.00%, 06/15/38	1,180	1,332,952
Series AA, 5.50%, 06/15/39	4,650	5,142,016
Series AA, 5.00%, 06/15/45	790	989,538
Series AA, 3.00%, 06/15/50	235	244,158
Series B, 5.00%, 06/15/21(d)	3,680	3,746,130
Series D, 5.00%, 06/15/32	525	604,564
New Jersey Transportation Trust Fund Authority, Refunding RB, 4.00%, 12/15/39	925	1,066,580
South Jersey Transportation Authority, RB, Series A, 4.00%, 11/01/50	510	591,228

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/34	$820	$1,036,570
Series A, 5.00%, 06/01/36	1,220	1,527,794
Series A, 4.00%, 06/01/37	745	863,507
Sub-Series B, 5.00%, 06/01/46	2,005	2,386,732

		35,798,601

New Mexico — 0.2%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/39	170	185,552
New Mexico Hospital Equipment Loan Council, Refunding RB, Series VIC, 5.00%, 08/01/44	325	381,215

		566,767

New York — 7.7%
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47	230	231,005
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.00%, 11/15/56	1,330	1,528,197
New York City Housing Development Corp. RB, Series I-1, (FHA), 2.55%, 11/01/45	2,000	2,042,600
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/46	1,000	1,145,770
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B, 5.00%, 11/01/32	2,200	2,384,932
New York City Water & Sewer System, RB, Series DD-1, 4.00%, 06/15/48	5,000	5,748,900
New York City Water & Sewer System, Refunding RB, Series BB, 5.25%, 12/15/21(d)	1,250	1,306,100
New York Liberty Development Corp., Refunding RB, Series 1, Class 1, 5.00%, 11/15/44(a)	975	1,058,070
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	395	466,167
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	4,950	5,619,834
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	350	434,927
AMT, 5.00%, 10/01/40	1,000	1,234,060
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 186th Series, AMT, 5.00%, 10/15/36	555	643,151
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,110	1,268,541
Series 207, AMT, 4.00%, 09/15/43	410	462,648

		25,574,902

Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55 ..	4,265	4,971,412
County of Butler Ohio, Refunding RB, 4.00%, 11/15/37	890	1,012,900
County of Lucas Ohio, Refunding RB, Series A, 6.50%, 11/15/21(d)	460	483,216
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48 .	205	223,639
Ohio Turnpike & Infrastructure Commission, RB
Series A-1, Junior Lien, 5.25%, 02/15/32	610	671,366
Series A-1, Junior Lien, 5.25%, 02/15/33	850	935,297

		8,297,830

Security	Par (000)	Value

Oklahoma — 0.2%
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	$495	$564,216

Oregon — 0.4%
Clackamas Community College District, GO, Series A, 5.00%, 06/15/40	390	484,941
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	875	486,894
State of Oregon Housing & Community Services Department, RB, S/F Housing, Series C, 3.95%, 07/01/43	320	359,184

		1,331,019

Pennsylvania — 11.0%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
Series B, AMT, 5.00%, 07/01/35	670	806,204
Series B, AMT, 5.00%, 07/01/47	765	898,102
Commonwealth Financing Authority, RB (AGM), 4.00%, 06/01/39	935	1,088,995
Series B, 5.00%, 06/01/22(d)	2,110	2,248,036
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	840	927,872
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 4.00%, 04/15/50	875	1,021,851
Series B, 4.00%, 03/15/40	3,000	3,341,820
AMT, 5.00%, 12/31/34	2,220	2,605,037
AMT, 5.00%, 12/31/38	1,155	1,342,872
AMT, 5.00%, 06/30/42	3,300	3,797,970
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	835	950,815
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	180	177,982
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.25%, 09/01/50	3,175	3,579,971
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 127B, 3.88%, 10/01/38	785	861,051
Series 128B, 3.85%, 04/01/38	1,760	1,962,136
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	550	639,623
Series A-1, 5.00%, 12/01/41	730	879,285
Series B, 5.00%, 12/01/40	285	342,496
Series C, 5.50%, 12/01/23(d)	490	564,519
Series C, 5.00%, 12/01/39	2,900	3,395,929
Sub-Series A-1, Subordinate, 5.00%, 12/01/41	1,755	2,073,778
Pennsylvania Turnpike Commission, Refunding RB
3rd Series, 4.00%, 12/01/38	1,835	2,143,574
Series A-1, 5.00%, 12/01/40	680	809,248
School District of Philadelphia, Refunding GO, Series F, (SAW), 5.00%, 09/01/38	270	324,678

		36,783,844

Puerto Rico — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB Series A-1, Restructured, 4.75%, 07/01/53	5,407	6,051,461

4

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-1, Restructured, 5.00%, 07/01/58	$3,922	$4,454,059
Series A-2, Restructured, 4.33%, 07/01/40	1,324	1,463,510
Series A-2, Restructured, 4.78%, 07/01/58	276	309,302
Series B-1, Restructured, 4.75%, 07/01/53	424	474,494
Series B-2, Restructured, 4.78%, 07/01/58	411	460,480
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	5,089	1,609,396

		14,822,702

Rhode Island — 1.2%
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	415	496,519
Tobacco Settlement Financing Corp., Refunding RB
Series B, 4.50%, 06/01/45	945	1,004,270
Series B, 5.00%, 06/01/50	2,340	2,530,055

		4,030,844

South Carolina — 6.4%
Charleston County Airport District, ARB, Series A, AMT, 5.50%, 07/01/41	1,360	1,513,830
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	315	348,472
4.38%, 11/01/49	465	510,770
South Carolina Jobs-Economic Development Authority, RB
5.00%, 11/01/48	2,010	2,476,822
5.00%, 01/01/55(a)	855	835,027
South Carolina Jobs-Economic Development Authority, Refunding RB
Series A, (AGM), 6.50%, 08/01/21(d)	100	103,186
Series A, 5.00%, 05/01/38	2,220	2,729,312
South Carolina Ports Authority, ARB
AMT, 5.25%, 07/01/25(d)	2,040	2,470,216
AMT, 5.00%, 07/01/48	470	569,212
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	3,935	4,570,148
Series E, 5.50%, 12/01/53	2,820	3,205,889
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/38	1,840	2,072,337

		21,405,221

South Dakota — 0.4%
South Dakota Health & Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37	1,085	1,252,068

Tennessee — 0.6%
Greeneville Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 07/01/40	750	845,310
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Building, RB, Series A, 5.00%, 07/01/46	1,110	1,281,084

		2,126,394

Texas — 15.9%
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	115	110,681
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/37	1,240	1,430,476

Security	Par (000)	Value

Texas (continued)
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 08/15/22(d)	$605	$650,169
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	230	268,543
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	225	262,523
Series A, AMT, 6.63%, 07/15/38	405	414,108
Sub-Series A, AMT, 4.00%, 07/01/47	350	400,036
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(d)	500	548,305
Dallas Fort Worth International Airport, ARB(d)
Series D, AMT, 5.00%, 11/01/21	2,940	3,045,737
Series H, AMT, 5.00%, 11/01/21	2,715	2,810,242
Dallas Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	865	976,525
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/38(c)	3,020	1,506,285
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/36(c)	1,850	1,068,042
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(a)	450	470,043
North Texas Tollway Authority, RB, CAB, Series C, 6.75%, 09/01/31(b)(d)	10,000	15,362,800
North Texas Tollway Authority, Refunding RB
4.25%, 01/01/49	1,090	1,267,430
Series A, 5.00%, 01/01/43	790	974,955
Series B, 5.00%, 01/01/40	530	576,147
San Antonio Public Facilities Corp., Refunding RB, CAB(c)
0.00%, 09/15/35	1,150	605,843
0.00%, 09/15/36	3,875	1,924,906
0.00%, 09/15/37	17,775	8,314,434
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/35	1,680	2,144,386
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.25%, 12/01/39	750	846,615
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	260	285,150
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 4.25%, 09/01/43	350	383,814
Texas Municipal Gas Acquisition & Supply Corp. III Refunding RB, 5.00%, 12/15/32(f)	125	171,738
Texas Municipal Gas Acquisition & Supply Corp. III, RB
5.00%, 12/15/31	1,030	1,124,719
5.00%, 12/15/32	3,445	3,757,255
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/45	1,135	1,294,025

		52,995,932

Utah — 0.7%
Salt Lake City Corp. Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/42	1,095	1,312,325
Series A, AMT, 5.00%, 07/01/48	395	473,478
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/39(a)	185	195,708
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(a)	335	362,021

		2,343,532

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 2.2%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	$1,730	$2,059,824
Series C, AMT, 5.00%, 04/01/40	900	1,034,739
Snohomish County Housing Authority, Refunding RB, 4.00%, 04/01/44	430	475,460
Washington Health Care Facilities Authority, RB
4.00%, 10/01/45	630	693,662
Series B, 5.00%, 08/15/44	3,000	3,204,720

		7,468,405

West Virginia — 0.3%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	870	976,340

Wisconsin — 1.5%
Public Finance Authority, RB(a)
Series A, 5.00%, 07/15/39	100	107,210
Series A, 5.00%, 07/01/40	300	316,479
Series A, 5.00%, 07/15/49	355	373,496
Series A, 5.00%, 07/15/54	170	178,051
Series A-1, 5.00%, 01/01/55	535	555,025
Public Finance Authority, Refunding RB, 5.00%, 09/01/39(a)	295	306,375
Wisconsin Housing & Economic Development Authority, RB, M/F Housing
Series A, 4.15%, 11/01/48	1,920	2,154,029
Series A, 4.45%, 05/01/57	1,030	1,146,071

		5,136,736

Total Municipal Bonds — 114.1% (Cost: $333,111,967)		380,151,662

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

California(h) — 1.7%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47.	3,392	3,877,202
Los Angeles Unified School District, GO, Series B-1, 5.25%, 07/01/42	1,391	1,759,970

		5,637,172

Colorado — 1.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(h)	2,084	2,542,256
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 02/01/21	3,000	3,000,000

		5,542,256

Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	1,231	1,443,284

District of Columbia — 1.0%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	920	1,044,513
Metropolitan Washington Airports Authority, Refunding RB, Series A, AMT, 5.00%, 10/01/30	2,190	2,354,403

		3,398,916

Florida — 6.1%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	2,740	3,067,402
City Of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/47	2,340	2,859,106

Security	Par (000)	Value

Florida (continued)
County of Broward Florida Port Facilities Revenue, ARB, Series B, AMT, 4.00%, 09/01/49	$2,050	$2,351,227
County of Miami-Dade Florida Transit System, Refunding RB, 5.00%, 07/01/22(d)	1,540	1,646,691
County of Seminole Florida Sales Tax Revenue, Refunding RB, Series B, (NPFGC), 5.25%, 10/01/31 ..	4,200	5,755,428
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49(h)	2,117	2,434,900
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	2,100	2,107,770

		20,222,524

Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.70%, 06/01/49	1,805	2,010,537

Illinois — 4.8%
City of Chicago IIllinois Waterworks Revenue, Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	490	491,798
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	1,858	2,022,176
Series B, 5.00%, 01/01/40	930	1,110,395
Regional Transportation Authority, RB, (NPFGC), 6.50%, 07/01/26	10,000	12,525,797

		16,150,166

Louisiana — 0.5%
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 05/01/41	1,350	1,523,029

Maryland — 1.2%
City of Baltimore Maryland, RB
Series A, 5.00%, 07/01/41	2,478	2,999,183
Series A, 5.00%, 07/01/46	940	1,133,491

		4,132,674

Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,321	1,508,217

Michigan — 3.2%
Michigan Finance Authority, RB
Series A, 5.00%, 11/01/44	1,750	2,027,932
Series A, 4.00%, 02/15/50	2,550	2,928,063
Michigan Finance Authority, Refunding RB, 5.00%, 12/01/21(d)	4,685	4,875,071
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/45	760	913,816

		10,744,882

Nebraska — 0.3%
Nebraska Investment Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.70%, 03/01/47	938	1,079,235

Nevada — 2.2%
County of Clark Nevada, GO, Series A, 5.00%, 06/01/38	2,716	3,433,618
Las Vegas Valley Water District, Refunding GO, Series A, 5.00%, 06/01/46	3,080	3,725,106

		7,158,724

New Jersey — 2.1%
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	720	859,601

6

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.25%, 06/15/36(h)	$1,580	$1,629,521
New Jersey Turnpike Authority, Refunding RB
Series B, 4.00%, 01/01/37	2,054	2,394,873
Series G, 4.00%, 01/01/43	1,906	2,177,897

		7,061,892

New York — 7.5%
City of New York Water & Sewer System, RB, Series CC, 5.00%, 06/15/47	4,920	5,462,682
Metropolitan Transportation Authority, RB, Sub- Series D-1, 5.25%, 11/15/44	3,080	3,494,660
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	1,940	2,187,835
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 4.00%, 07/15/42(h)	1,500	1,578,300
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series A-3, 5.00%, 08/01/40(h)	2,714	3,347,170
New York City Water & Sewer System, Refunding RB
Series DD, 5.00%, 06/15/35	1,470	1,700,643
Series FF, 5.00%, 06/15/39	2,595	3,088,024
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	1,573	1,794,373
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	2,001	2,433,663

		25,087,350

Ohio — 1.5%
Northeast Ohio Regional Sewer District, Refunding RB
4.00%, 11/15/43	2,581	3,075,069
4.00%, 11/15/49(h)	1,875	2,080,556

		5,155,625

Pennsylvania — 1.1%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 129, 3.40%, 10/01/49	1,362	1,459,038
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/44	1,094	1,180,479
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	800	943,520

		3,583,037

South Carolina — 0.6%
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49(h)	1,770	2,036,385

Texas — 3.9%
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/21(d)(h)	1,996	2,065,656
Harris County Toll Road Authority, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/43	1,094	1,378,359
Houston Community College System, GO, 4.00%, 02/15/23(d)	1,305	1,406,986
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	1,649	1,733,895
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 02/15/41	3,080	3,661,104
Texas Department of Housing & Community Affairs, RB, S/F Housing Series A, (GNMA), 3.63%, 09/01/44	805	883,970

Security	Par (000)	Value

Texas (continued)
Texas Department of Housing & Community Affairs, RB, S/F Housing (continued)
Series A, (GNMA), 3.00%, 09/01/45	$408	$433,544
Series A, (GNMA), 3.75%, 09/01/49	442	484,641
Series A, (GNMA), 3.00%, 03/01/50	772	821,467

		12,869,622

Utah — 1.7%
County of Utah, RB, Series B, 4.00%, 05/15/47	5,135	5,552,936

Virginia — 0.8%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 5.50%, 07/01/57	1,962	2,512,673

Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/38	2,565	3,367,948

Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/42	1,920	2,066,515

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 45.0% (Cost: $136,343,587)		149,845,599

Total Long-Term Investments — 159.1% (Cost: $469,455,554)		529,997,261

	Shares

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(i)(j)	2,700,468	2,701,008

Total Short-Term Securities — 0.8% (Cost: $2,700,995)		2,701,008

Total Investments — 159.9% (Cost: $472,156,549)		532,698,269

Liabilities in Excess of Other Assets — (0.1)%		(580,070)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.8)%		(82,536,975)

VMTP Shares at Liquidation Value — (35.0)%		(116,500,000)

Net Assets Applicable to Common Shares — 100.0%		$333,081,224

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	When-issued security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 1, 2021 to June 15, 2036, is $14,228,662.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Quality Fund II, Inc. (MQT)

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$443,146	$2,257,813	(a)	$—	$36	$13	$2,701,008	2,700,468	$—	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	45	03/22/21	$6,166	$15,821
Long U.S. Treasury Bond	19	03/22/21	3,206	48,971

				$64,792

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

8

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$380,151,662	$—	$380,151,662
Municipal Bonds Transferred to Tender Option Bond Trusts	—	149,845,599	—	149,845,599
Short-Term Securities
Money Market Funds	2,701,008	—	—	2,701,008

	$2,701,008	$529,997,261	$—	$532,698,269

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$64,792	$—	$—	$64,792

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(82,500,443)	$—	$(82,500,443)
VMTP Shares at Liquidation Value	—	(116,500,000)	—	(116,500,000)

	$—	$(199,000,443)	$—	$(199,000,443)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	9